Derivative Instruments and Hedging Activity (Details 4) (Commodity derivative contracts, USD $)	9 Months Ended
Mar. 31, 2014 bbl
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	$ 44,275,363
Oil | Swaps
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	3,294
Oil | Swaps | 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	6,201
Fair Value per MMBtu or Barrel	5.09
Fair value	31,538
Oil | Swaps | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	5,532
Fair Value per MMBtu or Barrel	(1.84)
Fair value	(10,178)
Oil | Swaps | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	2,900
Fair Value per MMBtu or Barrel	(6.23)
Fair value	(18,066)
Oil | Call Options
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	6,543,496
Oil | Call Options | 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	79,218
Fair Value per MMBtu or Barrel	7.06
Fair value	558,937
Oil | Call Options | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	113,952
Fair Value per MMBtu or Barrel	12.66
Fair value	1,443,050
Oil | Call Options | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	131,796
Fair Value per MMBtu or Barrel	13.29
Fair value	1,751,313
Oil | Call Options | 2017
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	119,868
Fair Value per MMBtu or Barrel	13.81
Fair value	1,655,848
Oil | Call Options | 2018
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	79,452
Fair Value per MMBtu or Barrel	14.28
Fair value	1,134,348
Natural Gas (Mcfs) | Call Options
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value	37,728,573
Natural Gas (Mcfs) | Call Options | 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	7,299,927
Fair Value per MMBtu or Barrel	0.44
Fair value	3,237,751
Natural Gas (Mcfs) | Call Options | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	10,696,392
Fair Value per MMBtu or Barrel	0.66
Fair value	7,040,561
Natural Gas (Mcfs) | Call Options | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	11,056,752
Fair Value per MMBtu or Barrel	0.77
Fair value	8,551,013
Natural Gas (Mcfs) | Call Options | 2017
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	11,184,600
Fair Value per MMBtu or Barrel	0.89
Fair value	9,931,795
Natural Gas (Mcfs) | Call Options | 2018
Additional Disclosures about Derivative Instruments and Hedging Activities
Notional Value (In MMBTU)	8,252,340
Fair Value per MMBtu or Barrel	1.09
Fair value	$ 8,967,453